Leases - Additional Information (Detail) $ in Thousands, $ in Thousands					12 Months Ended
	Jan. 01, 2022	Jun. 09, 2020	Jun. 01, 2020	Aug. 31, 2018	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
Lease agreement expiration month and year	2023-04	2022-04	2025-06	2020-10
Percentage of annual increase in rent	5.00%		6.67%
Lease expiration date			Jun. 29, 2025
Sublease termination date			October 31, 2023
Annual lease payments, description					The annual lease payments were fixed for years 1 and 2, and then subject to a 6.67% increase for years 3 through 5
Operating leases and Rent expenses					$ 2,771	$ 3,167
Weighted average remaining lease					3 months 18 days	10 months 24 days	10 months 24 days
weighted average incremental borrowing rate					16.15%	10.58%	10.58%
Restricted Cash [Member]
Security deposit in connection with lease					$ 283	$ 283
Other Long-term Assets [Member]
Security deposit in connection with lease							$ 27